Stock-Based and Other Incentive Compensation (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock options outstanding under equity-based compensation plans
A summary of the changes in stock options outstanding under our equity-based compensation plans during 2015 is presented below:

	Number of Options	Weighted Average Remaining Contract Term (Years)	Weighted Average Exercise Price	Aggregate Intrinsic Value
Options outstanding as of December 31, 2014	1.6	6.3	$11.61	$4.0
Granted	0.8		$12.76	$—
Exercised	(0.3)		$9.68	$1.2
Cancelled	(0.3)		$14.52	$—
Options outstanding as of December 31, 2015	1.8	7.5	$12.04	$0.1
Options exercisable as of December 31, 2015	0.7	5.6	$10.54	$0.1
Options expected to vest after December 31, 2015	1.1	8.8	$13.00	$—

Schedule of valuation assumptions
The fair value of each option grant is estimated on the date of grant using the Black-Scholes option pricing model. The weighted-average assumptions used in the model are outlined in the following table:

	2015	2014	2013
Assumptions:
Expected volatility	52%	57%	60%
Risk-free interest rate	1.7%	2.3%	2.2%
Dividend yield	—	—	—
Expected life (in years)	6	6	6

RSUs outstanding under equity-based compensation plans
A summary of the changes in RSUs outstanding under our equity-based compensation plans during 2015 is presented below:

	Number of Restricted Stock Units	Weighted Average Grant Date Fair Value
Unvested RSUs as of December 31, 2014	5.0	$13.12
Granted	2.9	$12.95
Vested	(1.5)	$13.12
Cancelled	(0.8)	$14.32
Unvested RSUs as of December 31, 2015	5.6	$13.05